Financial Instruments and Risk Management (Market Risk - Terms of Derivative Financial Instruments Used to Hedge Interest Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 275	$ 270
SWAP contracts from fixed interest to variable interest - EUR [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	(1)
Stated amount	$ 51
Maturity date (in years)	0-1
Interest rate range	1-month Libor
SWAP contracts from fixed interest to variable interest - ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 64
Stated amount	$ 489
Maturity date (in years)	0-4
Interest rate range	2.45% - 4.74%
SWAP contracts from fixed interest to variable interest - USD [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (3)	(6)
Stated amount	$ 350	$ 380
Maturity date (in years)	0-7	0-4
Interest rate range	1.36% - 2.6%	1.4%-3.2%
Cylinder instruments [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)
Stated amount
Maturity date (in years)
Interest rate range